Portfolio of Investments
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
Arconic, Inc.
02/01/2037	5.950%	230,000	245,371
BAE Systems PLC(a)
02/15/2031	1.900%	670,000	583,814
Boeing Co. (The)
05/01/2034	3.600%	277,000	258,856
08/01/2059	3.950%	650,000	565,657
Northrop Grumman Corp.
06/01/2043	4.750%	65,000	73,252
10/15/2047	4.030%	295,000	310,226
United Technologies Corp.
06/01/2042	4.500%	385,000	423,812
11/01/2046	3.750%	240,000	237,297
Total			2,698,285
Automotive 0.0%
General Motors Co.
04/01/2048	5.400%	145,000	151,918
Banking 0.1%
Bank of America Corp.(b)
07/23/2031	1.898%	520,000	454,129
10/24/2031	1.922%	300,000	261,429
02/04/2033	2.972%	360,000	337,659
06/19/2041	2.676%	905,000	767,014
Subordinated
09/21/2036	2.482%	200,000	172,231
Citigroup, Inc.(b)
06/03/2031	2.572%	724,000	662,464
01/25/2033	3.057%	521,000	487,653
Goldman Sachs Group, Inc. (The)(b)
07/21/2032	2.383%	1,561,000	1,387,145
HSBC Holdings PLC(b)
05/24/2032	2.804%	537,000	488,883
11/22/2032	2.871%	538,000	489,784
JPMorgan Chase & Co.(b)
11/15/2048	3.964%	573,000	585,914
04/22/2052	3.328%	451,000	417,274
Morgan Stanley(b)
07/21/2032	2.239%	755,000	669,428
10/20/2032	2.511%	531,000	480,832
Wells Fargo & Co.(b)
03/02/2033	3.350%	815,000	792,469
04/30/2041	3.068%	621,000	559,693
Total			9,014,001
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	245,000	250,454
12/01/2061	4.400%	135,000	117,936
06/30/2062	3.950%	769,000	624,343
04/01/2063	5.500%	370,000	373,199
Comcast Corp.
11/01/2052	4.049%	156,000	162,304
Comcast Corp.(a)
11/01/2056	2.937%	514,000	428,668
NBCUniversal Media LLC
01/15/2043	4.450%	326,000	351,330
Total			2,308,234
Construction Machinery 0.0%
Caterpillar, Inc.
09/19/2049	3.250%	135,000	130,999
United Rentals North America, Inc.
02/15/2031	3.875%	190,000	179,658
Total			310,657
Diversified Manufacturing 0.0%
Carrier Global Corp.
04/05/2050	3.577%	467,000	427,295
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	484,000	521,870
General Electric Co.(c)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	4.156%	140,000	134,654
Total			1,083,819
Electric 0.1%
AEP Texas, Inc.
01/15/2050	3.450%	570,000	507,894
AES Corp. (The)
01/15/2031	2.450%	235,000	210,680
CenterPoint Energy, Inc.
09/01/2049	3.700%	203,000	190,900
Consolidated Edison Co. of New York, Inc.
04/01/2050	3.950%	33,000	34,115
Dominion Resources, Inc.
12/01/2044	4.700%	250,000	266,320
DTE Energy Co.
06/15/2029	3.400%	235,000	230,568
Variable Portfolio – Managed Volatility Moderate Growth Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Corp.
06/15/2051	3.500%	594,000	541,493
Emera US Finance LP
06/15/2046	4.750%	164,000	171,518
Eversource Energy
08/15/2030	1.650%	342,000	294,584
01/15/2050	3.450%	229,000	209,172
Exelon Corp.(a)
03/15/2052	4.100%	418,000	425,552
Georgia Power Co.
03/15/2042	4.300%	900,000	910,030
Jersey Central Power & Light Co.(a)
03/01/2032	2.750%	61,000	56,815
Northern States Power Co.
05/15/2044	4.125%	115,000	120,155
Pacific Gas and Electric Co.
07/01/2050	4.950%	480,000	454,353
PacifiCorp
02/15/2050	4.150%	94,000	98,351
Southern California Edison Co.
10/01/2043	4.650%	30,000	31,184
04/01/2047	4.000%	70,000	67,455
03/01/2048	4.125%	110,000	107,617
Xcel Energy, Inc.
12/01/2049	3.500%	460,000	426,633
Total			5,355,389
Environmental 0.0%
GFL Environmental, Inc.(a)
09/01/2028	3.500%	280,000	262,970
Waste Connections, Inc.
01/15/2052	2.950%	109,000	93,307
Total			356,277
Food and Beverage 0.0%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	135,000	149,996
Anheuser-Busch InBev Worldwide, Inc.
04/15/2058	4.750%	951,000	1,029,817
Bacardi Ltd.(a)
05/15/2038	5.150%	536,000	586,255
Coca-Cola Co. (The)
03/05/2051	3.000%	182,000	168,037
Kraft Heinz Foods Co.
06/01/2046	4.375%	204,000	202,287
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tyson Foods, Inc.
06/02/2047	4.550%	80,000	85,331
Total			2,221,723
Health Care 0.0%
Becton Dickinson and Co.
05/20/2050	3.794%	295,000	286,347
Cigna Corp.
12/15/2048	4.900%	164,000	184,631
03/15/2051	3.400%	400,000	361,565
CVS Health Corp.
07/20/2045	5.125%	535,000	605,415
03/25/2048	5.050%	110,000	124,634
HCA, Inc.(a)
03/15/2052	4.625%	456,000	461,938
Thermo Fisher Scientific, Inc.
10/15/2041	2.800%	131,000	117,057
Total			2,141,587
Healthcare Insurance 0.0%
Aetna, Inc.
08/15/2047	3.875%	199,000	193,998
Anthem, Inc.
08/15/2044	4.650%	135,000	147,250
Centene Corp.
12/15/2029	4.625%	115,000	116,187
02/15/2030	3.375%	70,000	65,934
08/01/2031	2.625%	230,000	204,775
UnitedHealth Group, Inc.
08/15/2039	3.500%	208,000	206,721
05/15/2041	3.050%	547,000	509,965
Total			1,444,830
Independent Energy 0.0%
Canadian Natural Resources Ltd.
02/15/2037	6.500%	105,000	124,124
ConocoPhillips Co.
11/15/2044	4.300%	220,000	238,302
Occidental Petroleum Corp.
04/15/2046	4.400%	24,000	22,797
08/15/2049	4.400%	116,000	109,500
Total			494,723
Integrated Energy 0.0%
BP Capital Markets America, Inc.
06/17/2041	3.060%	252,000	227,286
02/08/2061	3.379%	121,000	107,662
Cenovus Energy, Inc.
02/15/2052	3.750%	321,000	288,595

2	Variable Portfolio – Managed Volatility Moderate Growth Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shell International Finance BV
11/26/2041	2.875%	442,000	397,432
Total Capital International SA
06/29/2060	3.386%	80,000	74,010
Total			1,094,985
Life Insurance 0.0%
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	180,000	200,972
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	215,000	190,015
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	270,000	260,792
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2059	3.625%	409,000	370,016
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	190,000	211,047
05/15/2050	3.300%	220,000	194,987
Voya Financial, Inc.
06/15/2046	4.800%	80,000	87,994
Total			1,515,823
Media and Entertainment 0.0%
Magallanes, Inc.(a)
03/15/2062	5.391%	757,000	782,147
Netflix, Inc.(a)
11/15/2029	5.375%	460,000	498,656
Walt Disney Co. (The)
09/15/2044	4.750%	410,000	462,461
Total			1,743,264
Midstream 0.0%
Enterprise Products Operating LLC
01/31/2060	3.950%	400,000	373,007
Kinder Morgan Energy Partners LP
11/01/2042	4.700%	100,000	99,583
03/01/2043	5.000%	320,000	329,405
Kinder Morgan, Inc.
02/15/2046	5.050%	141,000	149,556
MPLX LP
04/15/2048	4.700%	70,000	70,568
03/14/2052	4.950%	176,000	183,311
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	309,000	290,237
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Western Gas Partners LP
08/15/2048	5.500%	80,000	79,202
Williams Companies, Inc. (The)
06/24/2044	5.750%	330,000	380,942
Total			1,955,811
Natural Gas 0.0%
NiSource, Inc.
02/15/2043	5.250%	133,000	144,003
05/15/2047	4.375%	314,000	319,063
Sempra Energy
02/01/2048	4.000%	180,000	178,482
Total			641,548
Pharmaceuticals 0.0%
AbbVie, Inc.
11/06/2042	4.400%	170,000	180,201
06/15/2044	4.850%	337,000	373,740
11/21/2049	4.250%	343,000	357,896
Amgen, Inc.
02/22/2062	4.400%	726,000	753,738
Bristol-Myers Squibb Co.
03/15/2062	3.900%	530,000	535,404
Gilead Sciences, Inc.
10/01/2040	2.600%	360,000	302,523
10/01/2050	2.800%	150,000	123,301
Total			2,626,803
Property & Casualty 0.0%
American International Group, Inc.
07/16/2044	4.500%	150,000	162,270
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	665,000	679,834
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	180,000	169,882
Total			1,011,986
Railroads 0.0%
Canadian Pacific Railway Co.
12/02/2051	3.100%	81,000	72,030
CSX Corp.
11/01/2046	3.800%	237,000	237,651
Norfolk Southern Corp.
08/15/2052	4.050%	210,000	218,853
Union Pacific Corp.
02/14/2072	3.850%	269,000	266,872
Total			795,406

Variable Portfolio – Managed Volatility Moderate Growth Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.0%
McDonald’s Corp.
09/01/2049	3.625%	265,000	253,536
Retailers 0.0%
Amazon.com, Inc.
05/12/2061	3.250%	430,000	403,271
Lowe’s Companies, Inc.
05/03/2047	4.050%	123,000	122,946
10/15/2050	3.000%	180,000	153,028
04/01/2062	4.450%	350,000	362,825
Total			1,042,070
Supermarkets 0.0%
Kroger Co. (The)
02/01/2047	4.450%	77,000	81,843
Technology 0.1%
Apple, Inc.
02/09/2045	3.450%	406,000	402,812
08/05/2061	2.850%	162,000	140,053
Broadcom, Inc.(a)
11/15/2036	3.187%	508,000	446,394
Fidelity National Information Services, Inc.
03/01/2041	3.100%	80,000	69,415
Intel Corp.
08/12/2051	3.050%	405,000	360,261
International Business Machines Corp.
05/15/2040	2.850%	235,000	209,316
05/15/2050	2.950%	275,000	241,637
MSCI, Inc.(a)
11/01/2031	3.625%	260,000	244,653
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	65,000	63,255
02/15/2042	3.125%	169,000	145,945
Oracle Corp.
07/15/2046	4.000%	385,000	342,053
04/01/2050	3.600%	534,000	442,562
03/25/2061	4.100%	62,000	53,352
VeriSign, Inc.
06/15/2031	2.700%	166,000	152,208
Total			3,313,916
Tobacco 0.0%
BAT Capital Corp.
08/15/2047	4.540%	190,000	169,606
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.0%
FedEx Corp.
11/15/2045	4.750%	10,000	10,656
04/01/2046	4.550%	215,000	225,954
Total			236,610
Wireless 0.0%
American Tower Corp.
01/15/2051	2.950%	185,000	146,003
Crown Castle International Corp.
01/15/2051	3.250%	75,000	63,116
Rogers Communications, Inc.
11/15/2049	3.700%	186,000	167,869
T-Mobile USA, Inc.
04/15/2029	3.375%	275,000	262,098
04/15/2050	4.500%	70,000	71,089
T-Mobile USA, Inc.(a)
10/15/2052	3.400%	348,000	297,265
11/15/2060	3.600%	130,000	110,638
Vodafone Group PLC
02/19/2043	4.375%	165,000	165,402
Total			1,283,480
Wirelines 0.0%
AT&T, Inc.
09/15/2055	3.550%	480,000	421,068
12/01/2057	3.800%	1,380,000	1,260,161
Telefonica Emisiones SAU
03/06/2048	4.895%	300,000	311,409
Verizon Communications, Inc.
03/22/2041	3.400%	450,000	423,516
03/22/2061	3.700%	658,000	617,254
Total			3,033,408
Total Corporate Bonds & Notes (Cost $52,008,930)			48,381,538

4	Variable Portfolio – Managed Volatility Moderate Growth Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2022 (Unaudited)
Equity Funds 47.8%
	Shares	Value ($)
International 13.0%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(d)	62,921,056	881,523,997
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(d)	38,317,582	466,324,974
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(d),(e)	22,526,341	283,606,628
Variable Portfolio – Partners International Value Fund, Class 1 Shares(d)	32,665,350	307,054,295
Total		1,938,509,894
U.S. Large Cap 28.7%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(d),(e)	6,399,968	252,414,752
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(d),(e)	9,298,578	779,220,831
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(d),(e)	11,104,924	379,455,245
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(d),(e)	44,631,331	779,709,353
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(d),(e)	10,645,517	409,958,860
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(d),(e)	6,173,374	334,535,130
CTIVP® – MFS® Value Fund, Class 1 Shares(d),(e)	9,543,319	348,140,276
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(d),(e)	5,327,140	247,871,822
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(d),(e)	10,409,028	353,074,215
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(d),(e)	11,298,902	387,326,374
Total		4,271,706,858
U.S. Mid Cap 2.2%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(d),(e)	1,669,605	73,846,629
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(d),(e)	2,416,764	87,003,507
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(d),(e)	2,023,084	87,761,372
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(d),(e)	1,880,393	83,075,752
Total		331,687,260
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 3.9%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(d)	4,176,255	85,112,073
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(d),(e)	3,547,721	71,734,921
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(d),(e)	5,922,462	195,915,040
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(d),(e)	6,246,729	226,568,874
Total		579,330,908
Total Equity Funds (Cost $4,825,730,872)		7,121,234,920

Exchange-Traded Equity Funds 4.2%

International Mid Large Cap 1.5%
iShares MSCI EAFE ETF	3,018,292	222,146,291
U.S. Large Cap 2.7%
SPDR S&P 500 ETF Trust	890,200	402,049,928
Total Exchange-Traded Equity Funds (Cost $411,266,133)		624,196,219

Exchange-Traded Fixed Income Funds 3.5%

Investment Grade 3.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,222,790	268,824,222
Vanguard Intermediate-Term Corporate Bond ETF	2,986,000	256,915,440
Total		525,739,662
Total Exchange-Traded Fixed Income Funds (Cost $579,619,074)		525,739,662

Fixed Income Funds 25.5%

Investment Grade 25.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(d)	73,344,781	704,843,348
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(d)	23,360,746	220,992,655
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(d)	42,290,968	422,063,860
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(d)	22,146,497	215,928,342
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares(d)	17,397,610	166,147,180
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(d)	51,745,499	544,880,101

Variable Portfolio – Managed Volatility Moderate Growth Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2022 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(d)	70,259,698	710,325,547
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(d)	78,358,522	820,413,729
Total		3,805,594,762
Total Fixed Income Funds (Cost $4,019,007,582)		3,805,594,762

Residential Mortgage-Backed Securities - Agency 9.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(f)
04/18/2037	2.000%	135,300,000	131,420,696
04/18/2037- 04/13/2052	2.500%	559,430,000	540,781,528
04/13/2052	3.000%	783,052,000	766,798,284
Total Residential Mortgage-Backed Securities - Agency (Cost $1,469,837,242)			1,439,000,508
Options Purchased Puts 1.3%
Value ($)
(Cost $207,274,826)	189,047,650

Money Market Funds 16.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(d),(g)	2,453,579,126	2,452,597,694
Total Money Market Funds (Cost $2,453,124,249)		2,452,597,694
Total Investments in Securities (Cost: $14,017,868,908)		16,205,792,953
Other Assets & Liabilities, Net		(1,291,264,888)
Net Assets		14,914,528,065

At March 31, 2022, securities and/or cash totaling $185,840,635 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
40,000,000 EUR	43,935,200 USD	Barclays	04/28/2022	—	(346,160)
22,810,257 USD	17,312,500 GBP	Barclays	04/28/2022	—	(71,154)
108,125,000 CHF	116,085,766 USD	Citi	04/28/2022	—	(1,021,623)
15,750,000,000 JPY	134,896,117 USD	Citi	04/28/2022	5,461,136	—
34,414,044 USD	310,000,000 NOK	HSBC	04/28/2022	787,109	—
35,306,311 USD	310,000,000 NOK	HSBC	04/28/2022	—	(105,158)
54,000,000 AUD	38,955,600 USD	UBS	04/28/2022	—	(1,464,264)
39,600,360 USD	54,000,000 AUD	UBS	04/28/2022	819,504	—
79,614,008 USD	102,000,000 CAD	UBS	04/28/2022	1,966,282	—
Total				9,034,031	(3,008,359)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Singapore Index	245	04/2022	SGD	8,203,825	100,498	—
S&P 500 Index E-mini	5,528	06/2022	USD	1,252,299,300	65,661,328	—
S&P/TSX 60 Index	10	06/2022	CAD	2,634,200	14,344	—
S&P/TSX 60 Index	185	06/2022	CAD	48,732,700	—	(271,641)
SPI 200 Index	91	06/2022	AUD	17,014,725	278,821	—
SPI 200 Index	100	06/2022	AUD	18,697,500	—	(30,132)
TOPIX Index	151	06/2022	JPY	2,939,215,000	627,391	—
U.S. Long Bond	1,671	06/2022	USD	250,754,438	—	(7,200,169)
U.S. Treasury 10-Year Note	2,380	06/2022	USD	292,442,500	—	(8,060,460)
U.S. Treasury 2-Year Note	1,260	06/2022	USD	267,021,564	—	(3,336,016)
6	Variable Portfolio – Managed Volatility Moderate Growth Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2022 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	4,322	06/2022	USD	495,679,375	—	(12,072,277)
U.S. Ultra Treasury Bond	977	06/2022	USD	173,051,125	—	(6,443,723)
Total					66,682,382	(37,414,418)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	(2,892)	06/2022	EUR	(110,561,160)	—	(4,698,740)
OMXS30 Index	(1,000)	04/2022	SEK	(208,500,000)	—	(114,640)
Russell 2000 Index E-mini	(625)	06/2022	USD	(64,575,000)	—	(1,856,238)
S&P 500 Index E-mini	(1,991)	06/2022	USD	(451,036,163)	—	(28,530,170)
U.S. Treasury 10-Year Note	(38)	06/2022	USD	(4,669,250)	74,020	—
U.S. Treasury Ultra 10-Year Note	(14)	06/2022	USD	(1,896,563)	53,782	—
U.S. Ultra Treasury Bond	(6)	06/2022	USD	(1,062,750)	24,385	—
Total					152,187	(35,199,788)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	1,630,947,600	3,600	3,800.00	12/15/2023	89,534,616	86,310,000
S&P 500 Index	JPMorgan	USD	1,254,923,570	2,770	3,700.00	12/15/2023	66,556,434	60,649,150
S&P 500 Index	JPMorgan	USD	958,181,715	2,115	3,600.00	12/15/2023	51,183,776	42,088,500
Total							207,274,826	189,047,650

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 38	Morgan Stanley	06/20/2027	1.000	Quarterly	0.667	USD	200,000,000	395,825	—	—	395,825	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2022, the total value of these securities amounted to $6,992,676, which represents 0.05% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2022.
(c)	Variable rate security. The interest rate shown was the current rate as of March 31, 2022.
Variable Portfolio – Managed Volatility Moderate Growth Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	2,693,409,348	872,588,338	(1,113,128,296)	(271,696)	2,452,597,694	—	(228,626)	918,603	2,453,579,126
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	268,192,699	—	(2,744,822)	(13,033,125)	252,414,752	—	4,745,688	—	6,399,968
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	847,899,756	—	(8,993,993)	(59,684,932)	779,220,831	—	13,544,050	—	9,298,578
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	764,704,221	16,350	(8,577,354)	(51,299,869)	704,843,348	—	(360,540)	—	73,344,781
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	421,739,430	11,524	(109,553)	(42,186,156)	379,455,245	—	208,756	—	11,104,924
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	233,965,697	4,662	(4,353,507)	(8,624,197)	220,992,655	—	(355,813)	—	23,360,746
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	473,921,343	18,986	(632,540)	(51,243,929)	422,063,860	—	26,509	—	42,290,968
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	87,490,110	12,830	1	(13,656,312)	73,846,629	—	—	—	1,669,605
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	949,199,562	6,637,881	(5,472,266)	(68,841,180)	881,523,997	—	1,776,464	6,637,881	62,921,056
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	841,891,835	—	(10,944,114)	(51,238,368)	779,709,353	—	8,283,199	—	44,631,331
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	427,523,128	—	(13,588,997)	(3,975,271)	409,958,860	—	16,132,039	—	10,645,517
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	93,893,786	—	(2,319,965)	(4,570,314)	87,003,507	—	2,291,228	—	2,416,764
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	89,260,091	—	(1,852,694)	(2,295,324)	85,112,073	—	704,256	—	4,176,255
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	86,528,918	—	—	(14,793,997)	71,734,921	—	—	—	3,547,721
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	230,939,247	10,551	(1,983,468)	(13,037,988)	215,928,342	—	(84,515)	—	22,146,497
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares
	174,346,658	4,214	(3,631,737)	(4,571,955)	166,147,180	—	(175,733)	—	17,397,610
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	590,657,072	8,236	(7,692,105)	(38,093,102)	544,880,101	—	25,199	—	51,745,499
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	363,066,503	—	(158,959)	(28,372,414)	334,535,130	—	263,947	—	6,173,374
CTIVP® – MFS® Value Fund, Class 1 Shares
	373,510,429	—	(5,654,027)	(19,716,126)	348,140,276	—	5,883,306	—	9,543,319
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	319,514,125	106,406	—	(71,748,709)	247,871,822	—	—	—	5,327,140
8	Variable Portfolio – Managed Volatility Moderate Growth Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	371,736,211	—	(11,516,822)	(7,145,174)	353,074,215	—	9,600,579	—	10,409,028
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	764,707,694	16,911	(9,834,277)	(44,564,781)	710,325,547	—	(46,683)	—	70,259,698
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	92,024,794	—	(2,197,579)	(2,065,843)	87,761,372	—	2,340,057	—	2,023,084
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	90,240,155	3,524	(74,308)	(7,093,619)	83,075,752	—	103,890	—	1,880,393
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	883,709,552	15,121	(12,444,750)	(50,866,194)	820,413,729	—	(490,109)	—	78,358,522
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	416,501,598	—	(3,054,942)	(26,120,282)	387,326,374	—	4,791,016	—	11,298,902
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	512,808,164	8,722,349	(1,841,816)	(53,363,723)	466,324,974	—	468,702	8,722,349	38,317,582
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	329,760,663	23,889	1	(46,177,925)	283,606,628	—	—	—	22,526,341
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	331,970,001	6,979,962	(7,945,955)	(23,949,713)	307,054,295	—	908,046	6,979,962	32,665,350
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	225,841,833	38,550	—	(29,965,343)	195,915,040	—	—	—	5,922,462
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	242,339,116	—	(4,543,752)	(11,226,490)	226,568,874	—	3,005,831	—	6,246,729
Total	14,593,293,739			(863,794,051)	13,379,427,376	—	73,360,743	23,258,795

(e)	Non-income producing investment.
(f)	Represents a security purchased on a when-issued basis.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2022.
Abbreviation Legend
LIBOR	London Interbank Offered Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Volatility Moderate Growth Fund | First Quarter Report 2022	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7048_12_A01_(05/22)